FAIR VALUE CHANGES	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
FAIR VALUE CHANGES	FAIR VALUE CHANGES
Fair value changes recorded in net income represent gains or losses arising from changes in the fair value of assets and liabilities, including derivative financial instruments, accounted for using the fair value method and are comprised of the following:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022
Investment properties	$(105)	$629
Transaction related expenses, net of income	(608)	(533)
Financial contracts	337	(163)
Impairment and provisions	(1,276)	(293)
Other fair value changes	256	(617)
	$(1,396)	$(977)